Interim Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Research and development expenses, net	$ 623		$ 339		$ 1,753		$ 900		$ 1,100		$ 901
General and administrative expenses	1,130		896		3,407		2,830		4,167		8,734
Operating loss	(1,753)		(1,235)		(5,160)		(3,730)		(5,267)		(9,635)
Financing income (expenses), net	4		48		49		(2,272)		2,322		28
Net loss	$ (1,749)		$ (1,187)		$ (5,111)		$ (6,002)		$ (7,589)		$ (9,663)
Net loss per share, basic and diluted	$ (0.58)	[1]	$ (0.45)	[1]	$ (1.69)	[1]	$ (2.25)	[1]	$ (2.67)	[2]	$ (5.94)	[2]
Weighted-average number of common shares outstanding, basic and diluted	2,947,633	[1]	2,383,327	[1]	2,876,020	[1]	2,061,331	[1]	2,201,992	[3]	963,047	[3]

[1]	September 30, 2017 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse stock split effected on September 4, 2018.
[2]	December 31 2017 and 2016 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.
[3]	December 31 2017 and 2016 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.